S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Jun. 01, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
The securities to be issued to the Sponsor, the Perceptive PIPE Investor, and PCSC’s officers and directors may result in a material dilution of the equity interests of non-redeeming public shareholders. PCSC’s independent directors are not members of the Sponsor and are not affiliates of the Perceptive PIPE Investor. None of the funds in the trust account will be used to compensate our officers or directors. Except for administrative services fees and office rental fees paid or to be paid to the Sponsor, no compensation of any kind, including finder’s and consulting fees, have been paid or will be paid to the Sponsor, the Perceptive PIPE Investor, officers and directors, or any of their respective affiliates, for services rendered prior to or in connection with the completion of the Business Combination. However, as detailed above, these individuals will be reimbursed for any out-of-pocket expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations, as discussed above. The reimbursement of expenses and advances to the Sponsor, the Perceptive PIPE Investor, and PCSC’s officers and directors may result in a material dilution of the equity interests of non-redeeming public shareholders.

Perceptive Capital Solutions Holding [Member]
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

	Securities to be Received	Other Compensation
The Sponsor	Assuming the Aggregate Transaction Proceeds Condition Redemptions Scenario: (i) 2,066,250 shares of New Freenome	Reimbursement for Working Capital Loans to PCSC. To date, PCSC has no outstanding borrowings under

          Securities to be Received  Other Compensation    Common Stock upon the exchange of 2,066,250 PCSC Class B Shares in the Domestication, which were initially purchased prior to PCSC’s initial public offering for approximately $0.01 per share and (ii) 286,250 shares of New Freenome Common Stock upon the exchange of 286,250 PCSC Class A Shares in the Domestication, which were initially purchased in a private placement that closed concurrently with PCSC’s initial public offering at a price of $10.00 per share.
Working Capital Loans.

$15,000 per month through the Closing for office space, secretarial and administrative services. As of March 31, 2026, PCSC incurred and paid $225,000 in fees for these services.

Continued indemnification and the continuation of directors’ and officer’s liability insurance after the Business Combination.
Perceptive Life Sciences Master Fund, Ltd. (Perceptive PIPE Investor) [Member]
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]	Perceptive PIPE Investor Assuming the Aggregate Transaction Proceeds Condition Redemptions Scenario: (i) 5,500,000 shares of New Freenome Common Stock purchased by the Perceptive PIPE Investor for $10.00 per share in the PIPE Financing, for an aggregate amount of $55.0 million, and (iii) 5,615,003 shares of New Freenome Common Stock upon the exchange of Freenome capital stock in the First Merger, which is determined by reference to the Exchange Ratio. Continued indemnification after the Business Combination.
Perceptive Capital Solutions Corp Independent Directors [Member]
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]	PCSC’s independent directors (Messrs. McKenna, Song and Waksal) Each will receive 30,000 shares of New Freenome Common Stock upon the exchange of 30,000 PCSC Class B Shares held by them in the Domestication, which shares were issued to them as consideration for services to PCSC.
Reimbursement for Working Capital Loans to PCSC. To date, PCSC has no outstanding borrowings under Working Capital Loans.

Reimbursement for out-of-pocket expenses incurred related to identifying, negotiating, investigating and completing the Business Combination; no such amounts are outstanding as of the date of this proxy statement/prospectus.

Continued indemnification and the continuation of directors’ and officer’s liability insurance after the Business Combination.